ING LOGO
AMERICAS
US Legal Services

J. Neil McMurdie
Senior Counsel
Tel: 860.580.2824 | Fax: 860.580.4897
Email: neil.mcmurdie@us.ing.com

December 21, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account I Prospectus Title: Retirement Master File Nos.: 333-130822 and 811-08582 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account I, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:
•	The form of the Statement of Additional Information Supplement that would have been filed under
Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
• The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 20, 2012.

If you have any questions, please call the undersigned at 860.580.2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C2N Windsor, CT 06095-4774	ING North America Insurance Corporation